Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

May 28, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764 and 811-23312

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add seven new series, VistaShares Pershing Square Select ETF, VistaShares Target 15 Pershing Square Select Income ETF, VistaShares Scion Asset Management Select ETF, VistaShares Target Scion Asset Management Select Income ETF, VistaShares Duquesne Select ETF, VistaShares Target 15 Duquesne Select Income ETF, and VistaShares Berkshire Select ETF, is Post-Effective Amendment No. 115 and Amendment No. 118 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC